Expense Example - FidelityDisciplinedEquityFund-RetailPRO - FidelityDisciplinedEquityFund-RetailPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665